Financial risk and capital management (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of risk management strategy related to hedge accounting [line items]
Undiscounted contractual cash flows

At 31 December
2023 2022
(in USD million)
Non-derivative financial
liabilities
Lease
liabilities
Derivative
financial
liabilities
Non-derivative financial
liabilities
Lease
liabilities
Derivative
financial
liabilities
Year 1 20,209 1,369 857 20,172 1,325 1,065
Year 2 and 3 6,035 1,434 636 6,292 1,421 752
Year 4 and 5

5,601 496 404 5,785 504 486
Year 6 to 10 6,846 405 1,016 8,749 465 1,202
After 10 years 10,751 72 340 11,204 120 706
Total specified 49,442 3,776 3,253 52,202 3,835 4,211

Credit risk exposure and grading

(in USD million)
Non-current financial
receivables
Trade and other
receivables
Non-current
derivative financial
instruments
Current derivative
financial instruments
At 31 December 2023
Investment grade, rated A or above 193 5,857 305 565
Other investment grade 8 5,132 7 565
Non-investment grade or not rated 140 5,204 247 248
Total financial assets 341 16,193 559 1,378
At 31 December 2022
Investment grade, rated A or above 1,633 6,125 390 1,715
Other investment grade 12 8,725 41 1,393
Non-investment grade or not rated 14 6,761 259 931
Total financial assets 1,659 21,611 690 4,039

Master netting agreements for financial assets and liabilities

(in USD million)
Gross amounts of
recognised
financial assets/
liabilities
Gross amounts
offset in the
balance sheet
Net amounts
presented in the
balance sheet
Amounts of
remaining rights
to set-off not
qualifying for
offsetting Net amount
At 31 December 2023
Financial assets
Trade receivables 17,139 3,133 14,006 0 14,006
Collateral receivables 8,713 6,526 2,186 2,186 0
Derivative financial instruments 12,767 10,829 1,937 677 1,260
Total financial assets 38,619 20,488 18,129 2,863 15,266
Financial liabilities
Trade payables 14,184 3,133 11,051 0 11,051
Collateral liabilities 7,791 7,333 458 458 0
Derivative financial instruments 13,437 10,023 3,414 2,405 1,009
Total financial liabilities 35,412 20,488 14,923 2,863 12,060
(in USD million)
Gross amounts of
recognised
financial assets/
liabilities
Gross amounts
offset in the
balance sheet
Net amounts
presented in the
balance sheet
Amounts of
remaining rights
to set-off not
qualifying for
offsetting Net amount
At 31 December 2022
Financial assets
Trade receivables 25,607 7,464 18,143 0 18,143
Collateral receivables 16,923 13,455 3,468 3,468 0
Derivative financial instruments 28,535 23,806 4,730 1,708 3,022
0
Total financial assets 71,065 44,725 26,341 5,176 21,164
Financial liabilities
Trade payables 19,913 7,464 12,449 0 12,449
Collateral liabilities 13,936 12,365 1,571 1,571 0
Derivative financial instruments 31,377 24,895 6,482 3,605 2,877
Total financial liabilities 65,226 44,725 20,502 5,176 15,326

Capital Management

At 31 December
(in USD million) 2023 2022
Net interest-bearing debt adjusted, including lease

liabilities (ND1)
(5,040) (6,750)
Net interest-bearing debt adjusted (ND2) (8,610) (10,417)

Capital employed adjusted, including lease liabilities

(CE1)
43,460 47,239
Capital employed adjusted (CE2) 39,890 43,571
Net debt to capital employed adjusted, including

lease liabilities (ND1/CE1)
(11.6%) (14.3%)
Net debt to capital employed adjusted (ND2/CE2) (21.6%) (23.9%)

Commodity price sensitivity [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis of market risk

Commodity price sensitivity At 31 December
2023 2022
(in USD million) - 30% + 30% - 30% + 30%
Crude oil and refined products net gains/(losses) 442 (442) 666 (666)
Natural gas, electricity and CO2 net gains/(losses) 86 (52) (3) 140

Currency risk sensitivity [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis of market risk

Currency risk sensitivity At 31 December 2023
(in USD million) NOK EUR GBP
Impact from an 11% strengthening of given currency vs USD on:
Shareholders equity through OCI 1,519 406 903
Shareholders equity through P&L (413) (418) (92)
Impact from an 11% weakening of given currency vs USD on:
Shareholders equity through OCI (1,519) (406) (903)
Shareholders equity through P&L 413 418 92
Currency risk sensitivity At 31 December 2022
(in USD million) NOK EUR GBP
Impact from a 12% strengthening of given currency vs

USD on:
Shareholders equity through OCI 3,552 837 750
Shareholders equity through P&L (889) (259) (389)
Impact from a 12% weakening of given currency

vs USD on:
Shareholders equity through OCI (3,552) (837) (750)
Shareholders equity through P&L 889 259 389

Interest rate sensitivity [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis of market risk

Interest risk sensitivity At 31 December
2023
2022

(in USD million)

- 1.3 percentage
points
+ 1.3 percentage
points

- 1.2 percentage
points
+ 1.2 percentage
points
Positive/(negative) impact on net financial items 336 (333) 369 (366)

Equity price risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis of market risk	Equity price sensitivity At 31 December 2023 2022 (in USD million) - 35% + 35% - 35% + 35% Net gains/(losses) (552) 552 (450) 450